BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 85.2%
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.0%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	$5,800,000	$4,476,252	(a)
Cogent Communications Group Inc., Senior Notes	7.000%	6/15/27	10,265,000	9,812,929	(a)
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	2,815,000	1,395,564	(a)

Total Diversified Telecommunication Services				15,684,745

Entertainment - 1.4%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	18,988,000	15,259,494	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	5,479,000	4,977,836	(a)

Total Entertainment				20,237,330

Interactive Media & Services - 2.7%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	27,651,000	21,669,287	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	20,510,000	15,962,420	(a)
Meta Platforms Inc., Senior Notes	4.450%	8/15/52	3,363,000	2,664,376

Total Interactive Media & Services				40,296,083

Media - 0.6%
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	3,208,000	2,950,590	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	9,748,000	2,936,926
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	10,359,000	3,360,201

Total Media				9,247,717

TOTAL COMMUNICATION SERVICES				85,465,875

CONSUMER DISCRETIONARY - 15.4%
Automobiles - 1.0%
Ford Motor Credit Co. LLC, Senior Notes	3.810%	1/9/24	3,200,000	3,168,616
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	4,275,000	4,140,401
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	3,261,000	3,028,380
Nissan Motor Acceptance Co. LLC, Senior Notes	1.125%	9/16/24	1,000,000	949,646	(a)
Stellantis Finance US Inc., Senior Notes	6.375%	9/12/32	4,010,000	3,950,928	(a)

Total Automobiles				15,237,971

Broadline Retail - 1.5%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	4,684,000	3,689,852
Nordstrom Inc., Senior Notes	2.300%	4/8/24	1,200,000	1,176,156
Nordstrom Inc., Senior Notes	4.375%	4/1/30	1,205,000	928,326
Nordstrom Inc., Senior Notes	4.250%	8/1/31	2,746,000	1,994,380

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Broadline Retail - (continued)
QVC Inc., Senior Secured Notes	4.750%	2/15/27	$3,102,000	$1,908,265
QVC Inc., Senior Secured Notes	4.375%	9/1/28	7,962,000	4,191,366
QVC Inc., Senior Secured Notes	5.450%	8/15/34	17,106,000	7,626,190

Total Broadline Retail				21,514,535

Diversified Consumer Services - 0.9%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	14,848,000	13,616,430	(a)

Hotels, Restaurants & Leisure - 9.1%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	30,616,000	25,990,363	(a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	24,456,000	24,792,270	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	3,566,000	3,414,178	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	15,999,000	16,021,079	(a)
Lindblad Expeditions Holdings Inc., Senior Secured Notes	9.000%	5/15/28	6,595,000	6,587,645	(a)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	7,735,000	7,250,015	(a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	6,225,000	5,307,186	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	775,000	841,280	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	7,606,000	6,643,194	(a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	7,871,000	6,304,578	(a)
Travel + Leisure Co., Senior Secured Notes	4.500%	12/1/29	8,302,000	6,973,763	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	26,819,000	26,274,977	(a)

Total Hotels, Restaurants & Leisure				136,400,528

Specialty Retail - 2.7%
Arko Corp., Senior Notes	5.125%	11/15/29	15,917,000	12,856,320	(a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	14,534,000	12,893,153	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	15,815,000	14,248,463	(a)

Total Specialty Retail				39,997,936

Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc., Senior Notes	4.125%	8/15/31	1,421,000	1,101,033	(a)
VF Corp., Senior Notes	2.950%	4/23/30	3,000,000	2,363,194

Total Textiles, Apparel & Luxury Goods				3,464,227

TOTAL CONSUMER DISCRETIONARY				230,231,627

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 3.9%
Food Products - 0.9%
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	$13,735,000	$11,473,943
Pilgrim’s Pride Corp., Senior Notes	3.500%	3/1/32	3,450,000	2,671,843

Total Food Products				14,145,786

Tobacco - 3.0%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	15,782,000	14,736,127	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	35,208,000	29,968,391	(a)

Total Tobacco				44,704,518

TOTAL CONSUMER STAPLES				58,850,304

ENERGY - 13.0%
Oil, Gas & Consumable Fuels - 13.0%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	7,145,000	7,095,485	(a)
Baytex Energy Corp., Senior Notes	8.750%	4/1/27	7,336,000	7,457,082	(a)
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	17,537,000	16,467,594	(a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	3,506,000	3,571,737	(a)
Energian Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	7,900,000	7,358,850	(b)
Energian Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	13,272,000	11,943,805	(b)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,225,000	1,164,938	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	3,443,000	3,476,311	(a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	4,990,000	4,872,635	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	19,763,000	18,799,554	(b)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	43,620,000	42,178,627	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	9,925,000	9,148,987	(a)
Northriver Midstream Finance LP, Senior Secured Notes	5.625%	2/15/26	7,171,000	6,840,955	(a)
Petroleos Mexicanos, Senior Notes	5.950%	1/28/31	2,855,000	2,046,336
Petroleos Mexicanos, Senior Notes	6.700%	2/16/32	4,305,000	3,199,583
Sitio Royalties Operating Partnership LP/ Sitio Finance Corp., Senior Notes	7.875%	11/1/28	9,500,000	9,529,687	(a)(c)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	22,210,000	20,417,320	(a)
Var Energi ASA, Senior Notes	8.000%	11/15/32	2,850,000	2,997,359	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	$8,200,000	$6,909,018	(a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	9,508,000	9,421,220	(a)

TOTAL ENERGY				194,897,083

FINANCIALS - 19.8%
Banks - 2.1%
Discover Bank, Senior Notes	2.700%	2/6/30	1,280,000	996,305
KeyCorp, Senior Notes	2.550%	10/1/29	1,500,000	1,171,121
New York Community Bancorp Inc., Subordinated Notes (5.900% to 11/6/23 then 3 mo. Term SOFR + 3.042%)	5.900%	11/6/28	5,000,000	4,746,400	(d)
Popular Inc., Senior Notes	7.250%	3/13/28	13,950,000	13,923,983
Synchrony Bank, Senior Notes	5.400%	8/22/25	1,292,000	1,245,752
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,600,000	1,328,749	(d)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	11,209,000	8,939,178	(d)

Total Banks				32,351,488

Capital Markets - 0.3%
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	4,900,000	4,368,907	(d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	400,000	374,163	(d)

Total Capital Markets				4,743,070

Consumer Finance - 7.7%
Capital One Financial Corp., Senior Notes (1.343% to 12/6/23 then SOFR + 0.690%)	1.343%	12/6/24	5,194,000	5,131,551	(d)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	13,000,000	11,725,817	(d)
Capital One Financial Corp., Senior Notes (6.377% to 6/8/33 then SOFR + 2.860%)	6.377%	6/8/34	5,184,000	4,896,495	(d)
Credit Acceptance Corp., Senior Notes	5.125%	12/31/24	5,423,000	5,287,451	(a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	11,399,000	11,001,166
PRA Group Inc., Senior Notes	8.375%	2/1/28	15,818,000	14,404,266	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	10,263,000	7,806,751	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	25,743,000	22,491,659	(a)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - (continued)
Synchrony Financial, Senior Notes	2.875%	10/28/31	$500,000	$354,704
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	23,771,000	21,001,416
World Acceptance Corp., Senior Notes	7.000%	11/1/26	13,989,000	11,930,783	(a)

Total Consumer Finance				116,032,059

Financial Services - 7.6%
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	30,533,000	28,074,483	(a)
Enact Holdings Inc., Senior Notes	6.500%	8/15/25	6,648,000	6,554,558	(a)
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	1,100,000	1,101,121	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	21,985,000	20,515,386	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	5,450,000	4,795,644	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	150,000	149,357
PennyMac Financial Services Inc., Senior Notes	4.250%	2/15/29	9,773,000	7,916,344	(a)
PennyMac Financial Services Inc., Senior Notes	5.750%	9/15/31	3,850,000	3,153,860	(a)
Radian Group Inc., Senior Notes	4.500%	10/1/24	5,257,000	5,112,170
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	5,993,000	5,431,066	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	36,224,000	30,654,198	(a)

Total Financial Services				113,458,187

Insurance - 2.1%
Horace Mann Educators Corp., Senior Notes	7.250%	9/15/28	6,847,000	6,846,035
NFP Corp., Senior Secured Notes	4.875%	8/15/28	3,575,000	3,151,327	(a)
NFP Corp., Senior Secured Notes	7.500%	10/1/30	7,609,000	7,317,289	(a)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	14,675,000	13,823,600

Total Insurance				31,138,251

TOTAL FINANCIALS				297,723,055

HEALTH CARE - 2.1%
Biotechnology - 0.9%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	12,466,000	12,808,815	(a)

Health Care Equipment & Supplies - 0.6%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	1,200,000	937,464	(a)
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	10,195,000	8,353,171	(a)

Total Health Care Equipment & Supplies				9,290,635

Health Care Providers & Services - 0.1%
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	1,250,000	1,264,691	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Life Sciences Tools & Services - 0.1%
IQVIA Inc., Senior Secured Notes	5.700%	5/15/28	$2,200,000	$2,140,138	(a)

Pharmaceuticals - 0.4%
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Notes	5.125%	4/30/31	3,339,000	2,680,358	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,750,000	2,738,878

Total Pharmaceuticals				5,419,236

TOTAL HEALTH CARE				30,923,515

INDUSTRIALS - 11.5%
Aerospace & Defense - 0.9%
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	14,099,000	13,865,741	(a)

Air Freight & Logistics - 0.6%
Cargo Aircraft Management Inc., Senior Notes	4.750%	2/1/28	10,825,000	9,676,626	(a)

Building Products - 1.1%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	6,125,000	6,063,750	(a)(c)
IEA Energy Services LLC, Senior Notes	6.625%	8/15/29	10,387,000	10,194,113	(a)

Total Building Products				16,257,863

Commercial Services & Supplies - 0.1%
Stericycle Inc., Senior Notes	5.375%	7/15/24	954,000	942,756	(a)

Construction & Engineering - 1.0%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	15,635,000	14,890,381	(a)

Electrical Equipment - 2.6%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	12,258,000	12,126,830	(a)
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	6,205,000	5,998,638	(a)
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	5,777,000	5,570,484	(a)
WESCO Distribution Inc., Senior Notes	7.125%	6/15/25	15,916,000	15,970,449	(a)

Total Electrical Equipment				39,666,401

Ground Transportation - 1.4%
Uber Technologies Inc., Senior Notes	7.500%	5/15/25	13,318,000	13,416,220	(a)
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	4,350,000	4,405,550	(a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	2,897,000	2,924,171	(a)

Total Ground Transportation				20,745,941

Machinery - 1.0%
HTA Group Ltd., Senior Notes	7.000%	12/18/25	15,165,000	14,646,736	(a)

Passenger Airlines - 1.7%
Air Canada Pass-Through Trust	3.300%	1/15/30	2,775,120	2,433,850	(a)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Passenger Airlines - (continued)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	$2,294,505	$2,203,700	(a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	19,527,000	18,404,588	(a)
British Airways PLC Pass-Through Trust	3.300%	12/15/32	1,928,839	1,664,749	(a)

Total Passenger Airlines				24,706,887

Professional Services - 0.7%
Concentrix Corp., Senior Notes	6.850%	8/2/33	12,050,000	11,141,540

Trading Companies & Distributors - 0.4%
Aircastle Ltd., Senior Notes	6.500%	7/18/28	5,524,000	5,422,423	(a)

TOTAL INDUSTRIALS				171,963,295

INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 1.5%
Nokia oyj, Senior Notes	6.625%	5/15/39	7,110,000	6,379,848
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	19,329,000	16,767,907	(a)

Total Communications Equipment				23,147,755

IT Services - 0.8%
Block Inc., Senior Notes	3.500%	6/1/31	2,600,000	2,045,449
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	10,095,000	9,934,894	(a)

Total IT Services				11,980,343

Semiconductors & Semiconductor Equipment - 1.4%
Qorvo Inc., Senior Notes	4.375%	10/15/29	1,000,000	880,562
Qorvo Inc., Senior Notes	3.375%	4/1/31	16,379,000	12,990,612	(a)
SK Hynix Inc., Senior Notes	1.500%	1/19/26	7,600,000	6,830,551	(a)

Total Semiconductors & Semiconductor Equipment				20,701,725

Software - 0.0%††
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	308,000	256,991	(a)

TOTAL INFORMATION TECHNOLOGY				56,086,814

MATERIALS - 7.6%
Chemicals - 5.7%
Ashland LLC, Senior Notes	6.875%	5/15/43	8,257,000	7,916,650
Celanese US Holdings LLC, Senior Notes	6.165%	7/15/27	12,844,000	12,671,624
FMC Corp., Senior Notes	5.650%	5/18/33	12,976,000	11,752,915
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	33,871,000	30,948,271	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	22,177,000	21,801,632	(a)
Valvoline Inc., Senior Notes	3.625%	6/15/31	878,000	681,129	(a)

Total Chemicals				85,772,221

Metals & Mining - 1.9%
ArcelorMittal SA, Senior Notes	6.800%	11/29/32	6,525,000	6,486,958
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	6,866,000	6,861,606	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report	7

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
FMG Resources August 2006 Pty Ltd., Senior Notes	4.375%	4/1/31	$5,888,000	$4,852,215	(a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	5,250,000	5,309,062	(a)(c)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	4,886,000	4,571,144	(a)

Total Metals & Mining				28,080,985

TOTAL MATERIALS				113,853,206

REAL ESTATE - 1.5%
Health Care REITs - 0.4%
National Health Investors Inc., Senior Notes	3.000%	2/1/31	7,777,000	5,693,085

Hotel & Resort REITs - 0.4%
XHR LP, Senior Secured Notes	4.875%	6/1/29	6,600,000	5,617,095	(a)

Real Estate Management & Development - 0.5%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	9,562,000	8,596,238	(a)

Specialized REITs - 0.2%
Public Storage Operating Co., Senior Notes	5.100%	8/1/33	3,000,000	2,869,645

TOTAL REAL ESTATE				22,776,063

UTILITIES - 1.0%
Water Utilities - 1.0%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	16,190,000	15,646,055	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $1,341,994,014)				1,278,416,892

SENIOR LOANS - 3.0%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC, Third Amendment 2028 Term Loan B (3 mo. Term SOFR + 3.512%)	8.902%	7/22/28	8,165,625	8,190,122	(d)(e)(f)

FINANCIALS - 1.3%
Financial Services - 0.3%
GTCR W Merger Sub LLC, Term Loan B	—	9/20/30	3,800,000	3,801,387	(g)

Insurance - 1.0%
BroadStreet Partners Inc., Initial Term Loan B (1 mo. Term SOFR + 4.000%)	9.316%	1/29/29	9,975,000	9,988,516	(d)(e)(f)
HUB International Ltd., Term Loan (3 mo. Term SOFR + 4.250%)	9.584%	6/20/30	5,000,000	5,019,275	(d)(e)(f)

Total Insurance				15,007,791

TOTAL FINANCIALS				18,809,178

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Star Parent Inc., Term Loan B	—	9/19/30	$6,000,000	$5,875,410	(g)

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.100%)	10.416%	6/30/28	7,031,084	6,248,876	(d)(e)(f)

REAL ESTATE - 0.3%
Hotel & Resort REITs - 0.3%
RHP Hotel Properties LP, Term Loan B (1 mo. Term SOFR + 2.750%)	8.066%	5/20/30	4,975,000	4,993,034	(d)(e)(f)

TOTAL SENIOR LOANS (Cost - $44,068,554)				44,116,620

ASSET-BACKED SECURITIES - 0.3%
ALESCO Preferred Funding Ltd., Class PNN	0.000%	3/23/35	621,631	246,265	(h)(i)
ALESCO Preferred Funding VI Ltd., Class PNNE	0.000%	3/23/35	336,608	127,111	(a)(h)(i)
Fort Sheridan ABS CDO Ltd., 2005-1A, Class PPN2	0.000%	11/5/41	611,948	275,662	(a)(h)(i)
Frontier Issuer LLC, 2023-1 A2	6.600%	8/20/53	4,000,000	3,826,989	(a)
Taberna Preferred Funding I Ltd., 2005-1A, Class PPN2	0.000%	7/5/35	1,175,564	465,131	(a)(h)(i)

TOTAL ASSET-BACKED SECURITIES (Cost - $6,400,508)				4,941,158

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,392,463,076)				1,327,474,670

			SHARES
SHORT-TERM INVESTMENTS - 11.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $165,481,909)	5.270%		165,481,909	165,481,909	(j)(k)

TOTAL INVESTMENTS - 99.5% (Cost - $1,557,944,985)				1,492,956,579
Other Assets in Excess of Liabilities - 0.5%				7,417,213

TOTAL NET ASSETS - 100.0%				$1,500,373,792

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report	9

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	All or a portion of this loan has not settled as of September 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(i)	Restricted security (Note 3).

(j)	Rate shown is one-day yield as of the end of the reporting period.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $165,481,909 and the cost was $165,481,909 (Note 2).

Abbreviation(s) used in this schedule:

CDO	—	Collateralized Debt Obligation
SOFR	—	Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund, which had no operations prior to July 30, 2021 other than its organization, acquired the assets and liabilities of Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), a series of the Diamond Hill Funds (the “Predecessor Fund’s Trust”), on July 30, 2021. As a result of the reorganization (the “Reorganization”), the Predecessor Fund is the accounting survivor and the Fund is the legal entity successor. No costs associated with the Reorganization were incurred by the Fund or Predecessor Fund. Additionally, the Reorganization was a tax-free event. Performance shown for the Fund’s Class A, Class I and Class IS shares for the periods prior to July 30, 2021, is the performance of the Predecessor Fund’s Investor shares, Class I shares and Class Y shares, respectively. Shareholders of Investor shares, Class I shares and Class Y shares of the Predecessor Fund received an equivalent number of Class A, Class I and Class IS shares of the Fund, respectively, which had net asset values per share equivalent to the shares of the Predecessor Fund. As the accounting survivor, past performance and operating history of the Predecessor Fund are included in these financial statements.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the

11

Notes to Schedule of Investments (unaudited) (continued)

manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

12

Notes to Schedule of Investments (unaudited) (continued)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,278,416,892	—	$1,278,416,892
Senior Loans	—	44,116,620	—	44,116,620
Asset-Backed Securities	—	4,941,158	—	4,941,158

Total Long-Term Investments	—	1,327,474,670	—	1,327,474,670

Short-Term Investments†	$165,481,909	—	—	165,481,909

Total Investments	$165,481,909	$1,327,474,670	—	$1,492,956,579

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

13

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$158,034,723	$443,522,415	443,522,415	$436,075,229	436,075,229	—	$5,993,091	—	$165,481,909

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Face Amount	Acquisition Date	Cost	Fair Value at 9/30/2023		Value Per Unit	Percent of Net Assets
ALESCO Preferred Funding Ltd., Class PNN	$621,631	12/04, 7/05, 1/06	$621,631	$246,265		$0.40	0.02%
ALESCO Preferred Funding VI Ltd., Class PNNE	$336,608	3/05, 1/06	336,608	127,111	(a)	0.38	0.01
Fort Sheridan ABS CDO Ltd., 2005-1A, Class PPN2	$611,948	3/05, 5/06, 12/09	528,536	275,662	(a)	0.45	0.02
Taberna Preferred Funding I Ltd., 2005-1A, Class PPN2	$1,175,564	3/05, 5/06, 12/09	1,067,182	465,131	(a)	0.40	0.03

			$2,553,957	$1,114,169			0.08%

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

14